Geographical Information (Tables)	12 Months Ended
Dec. 31, 2022
Geographical Information
Summary of principal geographic areas related to long lived assets

	December 31,
	2021	2022

	(in thousands)
United States	$7,507	$205,469
Rest of world	1,188	84,531
Total	$8,695	$290,000